November 12, 2009

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price International Funds, Inc.("Registrant")
T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund—Advisor Class
File Nos.: 002-65539/811-2958

Dear Mr. O`Connell:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 109 (the "Amendment") to the Registration Statement on Form N-1A. The Amendment reflects the addition of a new series called the T. Rowe Price Global Infrastructure Fund and a new class of that series called the T. Rowe Price Global Infrastructure Fund—Advisor Class.

The filing contains two prospectuses. The content of both prospectuses is intended to comply with the new requirements set forth by Form N-1A (as revised effective March 31, 2009). The first prospectus is for the T. Rowe Price Global Infrastructure Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Global Infrastructure Fund—Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class funds.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the "SAI") is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new fund and class. All of these changes have been blacklined.

We are seeking an effective date of January 26, 2010.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole